Note 11 - Share Capital and Share Base Payments - Share Based Payments (Details)													12 Months Ended
	Jul. 03, 2019	Apr. 29, 2019	Jan. 14, 2019	Nov. 20, 2018	Apr. 03, 2018	Sep. 20, 2017	Dec. 30, 2016	Oct. 21, 2016	Jul. 01, 2015	Apr. 27, 2015	Jul. 16, 2014	Jul. 17, 2013	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares
Statement Line Items [Line Items]
Number of warrants issued													4,739,497	3,943,202
Number of warrants void													77,676	50,521
Number of warrants exercised													1,382,654	1,145,643
Number of warrants outstanding													3,279,167	2,747,038
Maximum number of shares to be issued													4,810,448	4,862,100
BSAAR 2011 [member]
Statement Line Items [Line Items]
Number of warrants issued													650,000	650,000	650,000
Number of warrants void
Number of warrants exercised													395,000	395,000	395,000
Number of warrants outstanding													255,000	255,000	255,000
Maximum number of shares to be issued													255,000	255,000	255,000
Exercice price per share (in EUR per share)													€ 2.04	€ 2.04	€ 2.04
BSAAR 2012 [member]
Statement Line Items [Line Items]
Number of warrants issued													146,050	146,050	146,050
Number of warrants void
Number of warrants exercised													84,450	83,700	83,700
Number of warrants outstanding													61,600	62,350	62,350
Maximum number of shares to be issued													61,600	62,350	62,350
Exercice price per share (in EUR per share)													€ 2.04	€ 2.04	€ 2.04
BSAAR 2015 [member]
Statement Line Items [Line Items]
Number of warrants issued									1,050,382				1,050,382	1,050,382	1,050,382
Number of warrants void													2,720	2,720	2,720
Number of warrants exercised													1,940	1,940	1,940
Number of warrants outstanding													1,045,722	1,045,722	1,045,722
Maximum number of shares to be issued													1,045,722	1,045,722	1,045,722
Exercice price per share (in EUR per share)													€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1 [member]
Statement Line Items [Line Items]
Number of warrants issued								2,000					2,000	2,000	2,000
Number of warrants void													550	450	450
Number of warrants exercised
Number of warrants outstanding													1,450	1,550	1,550
Maximum number of shares to be issued													188,500	310,000	310,000
Exercice price per share (in EUR per share)
AGAP Employees 2016-1 [member]
Statement Line Items [Line Items]
Number of warrants issued								2,486					2,486	2,486	2,486
Number of warrants void													251	179	105
Number of warrants exercised													5
Number of warrants outstanding													2,230	2,307	2,381
Maximum number of shares to be issued													289,900	461,400	476,200
Exercice price per share (in EUR per share)
AGA Management 2016-1 [member]
Statement Line Items [Line Items]
Number of warrants issued								50,000					50,000	50,000	50,000
Number of warrants void
Number of warrants exercised													50,000
Number of warrants outstanding														50,000	50,000
Maximum number of shares to be issued														50,000	50,000
Exercice price per share (in EUR per share)
AGA Employees 2016-1 [member]
Statement Line Items [Line Items]
Number of warrants issued								99,932						99,932	99,932
Number of warrants void														1,162	1,162
Number of warrants exercised														98,770	98,770
Number of warrants outstanding
Maximum number of shares to be issued
Exercice price per share (in EUR per share)
AGAP Management 2016-2 [member]
Statement Line Items [Line Items]
Number of warrants issued								3,000					3,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													3,000
Maximum number of shares to be issued													333,000
AGAP 2016-2 [member]
Statement Line Items [Line Items]
Number of warrants issued														3,000	3,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													3,000	3,000	3,000
Maximum number of shares to be issued														600,000	600,000
Exercice price per share (in EUR per share)
AGA Management 2016-2 [member]
Statement Line Items [Line Items]
Number of warrants issued							250,000						250,000	250,000	250,000
Number of warrants void
Number of warrants exercised													250,000
Number of warrants outstanding														250,000	250,000
Maximum number of shares to be issued														250,000	250,000
Exercice price per share (in EUR per share)
AGAP Employees 2017-1 [member]
Statement Line Items [Line Items]
Number of warrants issued													5,725
Number of warrants void													386
Number of warrants exercised
Number of warrants outstanding													5,339
Maximum number of shares to be issued													533,900
AGA Employees 2016-2 [member]
Statement Line Items [Line Items]
Number of warrants issued							149,943							149,943	149,943
Number of warrants void														4,965	4,965
Number of warrants exercised														144,978	144,978
Number of warrants outstanding
Maximum number of shares to be issued
Exercice price per share (in EUR per share)
AGAP Management 2017-1 [member]
Statement Line Items [Line Items]
Number of warrants issued													2,400
Number of warrants void													400
Number of warrants exercised
Number of warrants outstanding													2,000
Maximum number of shares to be issued													200,000
AGA Bonus 2017 [member]
Statement Line Items [Line Items]
Number of warrants issued						28,556								28,556	28,556
Number of warrants void														6,501	3,577
Number of warrants exercised														22,055
Number of warrants outstanding															24,979
Maximum number of shares to be issued															24,979
Exercice price per share (in EUR per share)
AGA Employees 2017 [member]
Statement Line Items [Line Items]
Number of warrants issued					114,500								114,500	114,500
Number of warrants void													4,000	4,000
Number of warrants exercised													110,500
Number of warrants outstanding														110,500
Maximum number of shares to be issued														110,500
BSA 2011 [member]
Statement Line Items [Line Items]
Number of warrants issued														225,000	225,000
Number of warrants void
Number of warrants exercised														133,060	120,560
Number of warrants outstanding													66,940	91,940	104,440
Maximum number of shares to be issued													66,940	91,940	104,440
Exercice price per share (in EUR per share)														€ 1.77	€ 1.77
AGAP Employees 2017 [member]
Statement Line Items [Line Items]
Number of warrants issued					5,725									5,725
Number of warrants void														144
Number of warrants exercised
Number of warrants outstanding													5,339	5,581
Maximum number of shares to be issued														558,100
AGA Bonus 2018-1 [member]
Statement Line Items [Line Items]
Number of warrants issued													67,028
Number of warrants void													469
Number of warrants exercised													66,559
Number of warrants outstanding
Maximum number of shares to be issued
BSA 2013 [member]
Statement Line Items [Line Items]
Number of warrants issued												237,500	237,500	237,500	237,500
Number of warrants void
Number of warrants exercised													191,140	191,140	153,640
Number of warrants outstanding													46,360	46,360	83,860
Maximum number of shares to be issued													46,360	46,360	83,860
Exercice price per share (in EUR per share)													€ 2.36	€ 2.36	€ 2.36
AGAP Management 2017 [member]
Statement Line Items [Line Items]
Number of warrants issued					2,400									2,400
Number of warrants void														400
Number of warrants exercised
Number of warrants outstanding													2,000	2,000
Maximum number of shares to be issued														200,000
AGAP Perf Employees 2018-1 [member]
Statement Line Items [Line Items]
Number of warrants issued													327,500
Number of warrants void													20,000
Number of warrants exercised
Number of warrants outstanding													307,500
Maximum number of shares to be issued													307,500
BSA 2014 [member]
Statement Line Items [Line Items]
Number of warrants issued											150,000		150,000	150,000	150,000
Number of warrants void
Number of warrants exercised													75,000	75,000	75,000
Number of warrants outstanding													75,000	75,000	75,000
Maximum number of shares to be issued													75,000	75,000	75,000
Exercice price per share (in EUR per share)													€ 8.65	€ 8.65	€ 8.65
AGA Perf Management 2018-1 [member]
Statement Line Items [Line Items]
Number of warrants issued													260,000
Number of warrants void													30,000
Number of warrants exercised
Number of warrants outstanding													230,000
Maximum number of shares to be issued													230,000
BSA 2015-1 [member]
Statement Line Items [Line Items]
Number of warrants issued										70,000			70,000	70,000	70,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													70,000	70,000	70,000
Maximum number of shares to be issued													70,000	70,000	70,000
Exercice price per share (in EUR per share)													€ 9.59	€ 9.59	€ 9.59
AGA Bonus Management 2018 [member]
Statement Line Items [Line Items]
Number of warrants issued														67,028
Number of warrants void
Number of warrants exercised
Number of warrants outstanding														67,028
Maximum number of shares to be issued														67,028
AGA Employees 2018 [member]
Statement Line Items [Line Items]
Number of warrants issued			90,650										90,650
Number of warrants void													5,000
Number of warrants exercised
Number of warrants outstanding													85,650
Maximum number of shares to be issued													85,650
BSA 2015-2 [member]
Statement Line Items [Line Items]
Number of warrants issued									14,200				14,200	14,200	14,200
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													14,200	14,200	14,200
Maximum number of shares to be issued													14,200	14,200	14,200
Exercice price per share (in EUR per share)													€ 14.05	€ 14.05	€ 14.05
AGA Perf Employees 2018 [member]
Statement Line Items [Line Items]
Number of warrants issued				327,500										327,500
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													307,500	327,500
Maximum number of shares to be issued														327,500
AGA New Members 2017-1 [member]
Statement Line Items [Line Items]
Number of warrants issued		25,000											25,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													25,000
Maximum number of shares to be issued													25,000
BSA 2017 [member]
Statement Line Items [Line Items]
Number of warrants issued						37,000							37,000	37,000	37,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													37,000	37,000	37,000
Maximum number of shares to be issued													37,000	37,000	37,000
Exercice price per share (in EUR per share)													€ 11	€ 11	€ 11
AGA Perf Management 2018 [member]
Statement Line Items [Line Items]
Number of warrants issued				260,000										260,000
Number of warrants void														30,000
Number of warrants exercised
Number of warrants outstanding													230,000	230,000
Maximum number of shares to be issued														230,000
AGA bonus 2019-1 [member]
Statement Line Items [Line Items]
Number of warrants issued	57,376												57,376
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													57,376
Maximum number of shares to be issued													57,376
Warrant [member]
Statement Line Items [Line Items]
Number of warrants issued															3,166,049
Number of warrants void															12,979
Number of warrants exercised															1,073,588
Number of warrants outstanding															2,079,482
Maximum number of shares to be issued															3,458,751
AGAP 2019 Employees 2019 [member]
Statement Line Items [Line Items]
Number of warrants issued													546,700
Number of warrants void													13,900
Number of warrants exercised
Number of warrants outstanding													532,800
Maximum number of shares to be issued													532,800
AGAP 2019 Management 2019 [member]
Statement Line Items [Line Items]
Number of warrants issued													355,000
Number of warrants void
Number of warrants exercised
Number of warrants outstanding													355,000
Maximum number of shares to be issued													355,000
BSA 2011-2 [member]
Statement Line Items [Line Items]
Number of warrants issued													225,000
Number of warrants void
Number of warrants exercised													158,060
Number of warrants outstanding													66,940
Maximum number of shares to be issued													66,940
Exercice price per share (in EUR per share)													€ 1.77